GENERAL	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1:-	GENERAL

Magic Software Enterprises Ltd., an Israeli company, and its subsidiaries (“the Group” or “the Company”) is a global provider of software platforms and professional services that accelerate the planning, development, deployment and integration of on-premise, mobile and cloud business applications (“the Magic Technology”). Magic Technology enables enterprises to accelerate the process of delivering business solutions that meet current and future needs and allow customers to dramatically improve their business performance and return on investment. To complement its software products and to increase its traction with customers, the Group also offers a complete portfolio of software services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, communications services and solutions, and supplemental IT professional outsourcing services. The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and non-proprietary software solutions, maintenance and support and related services) and IT professional services (see Note 19 for further details). The principal markets of the Group are United States, Europe, Israel and Japan (see Note 19).

For information about the Company’s holdings in subsidiaries and affiliates, see Appendix A to the consolidated financial statements.